Goodwill	12 Months Ended
Dec. 31, 2020
Goodwill And Intangible Assets Disclosure [Abstract]
GOODWILL

8. GOODWILL

Stack Group
Balance as of January 1, 2019	—
Goodwill acquired (Note 16)	466,320
Balance as of December 31, 2019	466,320
Goodwill acquired (Note 16)	6,563
Balance as of December 31, 2020	472,883
Balance as of December 31, 2020 (US$)	72,472

For the year ended December 31, 2018, the costs of integrating the business of Bridge Group exceeded the benefits of the acquisition due to stiff competition during the year ended December 31, 2018, therefore, the Group applied the one-step quantitative test and fully impaired the goodwill. The fair value of the reporting unit was determined using the discounted cash flow (“DCF”) method.

For the years ended December 31, 2019 and 2020, the Group performed a qualitative assessment based on the requirements of ASC 350-20. The Group evaluated all relevant factors including, but not limited to, macroeconomic conditions, industry and market conditions and financial performance. The Group weighed all factors in their entirety and concluded that it was not more-likely-than-not the fair value was less than the carrying amount of the reporting unit, and further impairment testing on goodwill was unnecessary.